UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas January 15, 2008

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:  $143,972(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO    CV WAR            CERIWTS     182   25000       SH       SOLE                 25000       0     0
*** MILLICOM INTERNATIONAL    OTC IS            L6388F110   11794 100000      SH       SOLE                 100000      0     0
ACCELRYS INC                  OTC IS            00430U103   1883  250000      SH       SOLE                 250000      0     0
AECOM TECHNOLOGY CORPORATION  OTC IS            00766T100   5000  175000      SH       SOLE                 175000      0     0
ASPENBIO PHARMA INC           OTC IS            045346103   3612  414232      SH       SOLE                 414232      0     0
BEHIHANA NATIONAL CORP        OTC IS            082047200   1617  126800      SH       SOLE                 126800      0     0
BENIHANA NATL CORP            OTC IS            082047101   799   63400       SH       SOLE                 63400       0     0
CASH AMERICA INVESTMENTS INC  COMMON            14754D100   10323 319600      SH       SOLE                 319600      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   3898  355000      SH       SOLE                 355000      0     0
CORE MARK HOLDING CO          COMMON            218681104   3624  126200      SH       SOLE                 126200      0     0
ENGLOBAL CORPORATION          COMMON            293306106   3394  298800      SH       SOLE                 298800      0     0
FLOW INTERNATIONAL CORP       OTC IS            343468104   2201  236200      SH       SOLE                 236200      0     0
FRONTIER OIL CORP             COMMON            35914P105   4870  120000      SH       SOLE                 120000      0     0
HAYES LEMMERZ INT INC         OTC IS            420781304   4334  948400      SH       SOLE                 948400      0     0
HERCULES OFFSHORE INC         OTC IS            427093109   3567  150000      SH       SOLE                 150000      0     0
I-FLOW CORP NEW               OTC IS            449520303   4145  262700      SH       SOLE                 262700      0     0
INTERVOICE INC                OTC IS            461142101   1398  175000      SH       SOLE                 175000      0     0
INTERWOVEN INC                OTC IS            46114T508   7613  535379      SH       SOLE                 535379      0     0
INVERNESS MED TECHNOLOGY INC  COMMON            46126P106   11236 200000      SH       SOLE                 200000      0     0
IPASS INC                     OTC IS            46261V108   5202  1281200     SH       SOLE                 1281200     0     0
KIRBY CORP                    COMMON            497266106   6972  150000      SH       SOLE                 150000      0     0
MATRIX SERVICE CO             OTC IS            576853105   2415  110700      SH       SOLE                 110700      0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   5820  1000000     SH       SOLE                 1000000     0     0
PENN OCTANE CORP.             OTC IS            707573101   36    15500       SH       SOLE                 15500       0     0
QUICKSILVER RESOURCES INC     COMMON            74837R104   5075  85163       SH       SOLE                 85163       0     0
QUIDEL CORP.                  OTC IS            74838J101   974   50000       SH       SOLE                 50000       0     0
RADNET INC                    OTC IS            750491102   5075  500000      SH       SOLE                 500000      0     0
REALNETWORKS INC              OTC IS            756005L104  4004  657400      SH       SOLE                 657400      0     0
SECURE COMPUTING CORPORATION  OTC IS            813705100   5647  588200      SH       SOLE                 588200      0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   9658  562500      SH       SOLE                 562500      0     0
TETRA TECH INC NEW            OTC IS            88162G103   4300  200000      SH       SOLE                 200000      0     0
URANIUM RESOURCES INC.        OTC IS            916901507   2508  201000      SH       SOLE                 201000      0     0
WESTSIDE ENERGY CORP.         OTC IS            96149R100   796   414800      SH       SOLE                 414800      0     0
    Page Column Totals                                      143972